Stock-Based Compensation (Details) - USD ($)			1 Months Ended
	Mar. 13, 2020	Jan. 08, 2020	Apr. 30, 2021	Dec. 16, 2019
Stock-Based Compensation (Details) [Line Items]
Issue an aggregate shares of capital stock				2,631,579
Issuance of plan shares				2,068,959
Outstanding ordinary shares	5,000,000	5,000,000		1,300
Fair value of shares issued in merger transaction				2,631,579
Stock based compensation expense (in Dollars)	$ 35,769	$ 46,341		$ 18,826
Share transfer		2,500,000
Subsequent Event [member]
Stock-Based Compensation (Details) [Line Items]
Issued remaining plan share			562,620